Filed with the Securities and Exchange Commission on February 27, 2007
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒

(Check appropriate box or boxes.)

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540
(Address and Zip Code of Principal Executive Offices)

1-888-785-5578
Registrant's Telephone Number, including Area Code

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540

(Name and Address of Agent for Service)
Copies of all communications to:

Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund

Adviser Class

PROSPECTUS

Each a Series of Alpine Income Trust

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

View our website at www.alpinefunds.com

Dated February 28, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

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About the Fund
1

The Funds’ Investments and Related Risks
9

Management of the Fund

12	Portfolio Manager

Net Asset Value
13

How to Buy Shares

13	Earning Dividends
14	Purchases by Mail
15	Purchases by Wire
15	Purchases by Telephone
15	Canceled Purchases

Exchange Privilege

16	Exchanges by Telephone
17	Exchanges by Mail

How to Redeem Shares

17	Earning Dividends
17	Redeeming Shares by Mail
18	Redeeming Shares by Telephone
18	Redemption Fees
19	Check Redemption Privilege
19	Additional Information

Shareholder Services

21	Automatic Investment Plan
21	Systematic Cash Withdrawal Plan
22	Investments through Employee Benefit and Savings Plans
22	Tax Sheltered Retirement Plans
22	Householding
22	Internet Account Access and Trading

Distribution of Fund Shares
22	Distributor
22	Distribution and Shareholder Servicing Plan

Dividends, Distributions and Taxes

23	Dividends and Distributions
23	Taxes

Financial Highlights
26

Additional Information
29

About the Funds

This Prospectus describes the Adviser class of shares for each Fund.

Alpine Municipal Money Market Fund
Investment Objective

The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Alpine Municipal Money Market Fund is managed to seek attractive yields and to maintain a stable share price of $1.00. The Fund invests in a variety of high-quality, short-term municipal securities. These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund’s portfolio is managed by its investment adviser, Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC) (the “Adviser”).

As a money market fund, the Fund complies with Securities and Exchange Commission rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability. Under these standards, the Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund invests only in securities that at the time of purchase are high quality, dollar-denominated obligations.

Who Should Invest

Alpine Municipal Money Market Fund is designed for investors who are in high tax brackets and seek current income that is free from federal income tax consistent with preservation of capital.

Main Risks

Alpine Municipal Money Market Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, no assurance can be given that this goal will be achieved or that the Fund will achieve its investment objective. Thus, it is possible to lose money by investing in the Fund. The Fund’s yield will vary as the short-term securities mature and the proceeds are reinvested in securities with different interest rates. An investment in the Fund does not constitute a balanced investment program.

The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to AMT. An investor should consult his or her tax adviser for more information.

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From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state.

Fund Performance

The bar chart and table on this page show how the Investor Class Funds have performed and provide some indication of the risks of investing in the Funds by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of each of the Funds for full calendar years. The table below it compares the performance of the Alpine Tax Optimized Fund over time to the Fund’s benchmark index.

Prior to November 10, 2003, the shares of the Funds had no specific class designation. As of that date, all of the outstanding shares were redesignated as Investor Class shares. The performance below shows that of the Adviser Class of each Fund. The Adviser class invests in the same portfolio as the Investor class.

The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Alpine Municipal Money Market Fund
Calendar Year Total Returns as of 12/31 Each Year: Adviser Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Fund	Best Quarter		Worst Quarter
Alpine Municipal Money Market Fund	0.81%	09/30/06	0.39%	03/31/05

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The 7-day yield for the period ended December 31, 2006 for the Alpine Municipal Money Market Fund was 3.58%.
Average Annual Total Returns
(For the periods ending December 31, 2006)

Alpine Municipal Money Market Fund (Adviser Class)	1 Year	Since Inception March 30, 2004
Return Before Taxes	3.14%	2.22%

Lipper Tax-Exempt Money Market Funds Average (1)	2.76%	1.81%
(1)
Lipper Tax-Exempt Money Market Funds Average consists of funds that invest in high quality municipal obligations with dollar weighted average maturities of less than 90 days. The Lipper Tax-Exempt Money Market Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.

3

Alpine Tax Optimized Income Fund

Investment Objectives

The investment objective of Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.

Principal Investment Strategies

Alpine Tax Optimized Income Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations. The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Fund’s Adviser believes will generate the highest after-tax current income consistent with preservation of capital. The Fund expects that at least 50% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity will range from two to three years and the Fund’s target duration will range from one to two years. The Fund may use interest rate swaps, futures contracts, and options to help manage duration.

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund’s duration will be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

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Tax Optimized Strategy. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

•	analyzing after-tax returns of different securities in the fixed-income market;
•	attempting to minimize net realized short-term gains;
•	in selling appreciated securities, selecting the most tax-favored share lots; and
•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains. Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

Who Should Invest in the Funds

Alpine Tax Optimized Income Fund is designed for investors who are in high tax brackets, want to emphasize after-tax investment returns and seek a tax-sensitive, income-producing investment with risk/return potential higher than that of a money market fund, but generally less than that of longer duration bond funds.

Main Risks

Alpine Tax Optimized Income Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

The Fund’s share price and total return will vary, primarily in response to changes in interest rates. How well the Fund’s performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund’s comparatively short duration is intended to help keep its share price within a relatively narrow range. The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations. Because of the high sensitivity of the Fund’s mortgage related and asset-backed securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if the Fund did not hold these securities. The Fund’s mortgage-related and asset-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default.

Maximizing after-tax income may require trade-offs that reduce pre-tax income. Investors can expect the Fund generally to distribute a smaller percentage of its returns each year than most other mutual funds. The Fund’s tax-aware strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

5

Fund Performance

The bar chart and table on this page show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for a full calendar year.

Prior to November 10, 2003, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Investor Class shares. The performance below shows that of the Adviser Class of the Fund.

The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Alpine Tax Optimized Income Fund
Calendar Year Total Returns as of 12/31 Each Year: Adviser Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
	Best Quarter		Worst Quarter
Alpine Tax Optimized Fund	1.11%	6/30/05	(0.01%)	03/31/05

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Average Annual Total Returns
(For the periods ending December 31, 2006)

Alpine Tax Optimized Fund (Adviser Class)	1 Year	Since Inception March 30, 2004
Return Before Taxes	4.01%	2.46%
Return After Taxes on Distributions(1)	3.80%	2.12%
Return After Taxes on Distribution and Sale of Fund Shares(1)	3.63%	2.20%
Lipper Short Municipal Debt Funds Average(2)	3.07%	1.82%
Lehman Brothers Municipal 1 Year Bond Index(3)	3.20%	1.87%

(1)
After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
Lipper Short Municipal Debt Funds Average consists of funds that invest in municipal debt issues with dollar weighted average maturities of one to three years. The Lipper Short Municipal Debt Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.

(3)
The Lehman Brothers Municipal 1 Year Bond Index is the 1-year (1-2) component of the Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a rules-based, market value weighted index engineered for the long-term, tax exempt bond market. The index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees
(fees paid directly from your investment)

	Alpine Municipal Money Market Fund	Alpine Tax Optimized Income Fund

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee(1) (as a percentage of an amount redeemed, if applicable)	None	0.25%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees	Distribution (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses(4)	Expense Waiver/ (Reimbursement) or Recapture	Net Annual Fund Operating Expenses
Alpine Municipal Money Market Fund	0.45%	0.25%	0.08%	0.78%	-0.23%	0.55%
Alpine Tax Optimized Income Fund	0.75%	0.25%	0.16%	1.16%	-0.31%	0.85%

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(1) A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.

(2) A redemption fee (as a percentage of the net asset value of shares redeemed) will be imposed on redemptions effected within one month of purchase.

(3) Based on estimated expenses for the current fiscal year.

(4) The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed 0.67% of Alpine Municipal Money Market Fund Adviser class’ average daily net assets and 0.85% of Alpine Tax Optimized Income Fund Adviser class’ average daily net assets. Each Fund has agreed to repay the Adviser in the amount of any fees waived and expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation from the prior three years to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds or the Adviser as that term is defined under the Investment Company Act of 1940, approves its modification or termination. Absent the fee waiver, the total annual operating expense of the Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund would be 0.78% and 1.16% respectively.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs or investment returns may be higher or lower, based on these assumptions, the costs would be:

	1 Year	3 Years	5 Years	10 Years
Alpine Municipal Money Market Fund	$56	$176	$307	$689
Alpine Tax Optimized Income Fund	$87	$271	$471	$1,049

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The Funds’ Investments and Related Risks

This section provides additional information regarding the securities in which each Fund invests, the investment techniques it uses and the risks associated with each Fund’s investment program. A more detailed description of each Fund’s investment policies and restrictions, and additional information about each Fund’s investments, is contained in the Statement of Additional Information.

Management Risk (both Funds)— Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment goals.

Market Risk (both Funds)— Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

Interest Rate Risk (both Funds)— Interest rate risk is the risk of a change in the price of a debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt obligations with longer maturities.

Issuer Risk (both Funds)— Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income.

Special Risks (both Funds)— Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

Liquidity Risk (both Funds)— Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s income or hurt its ability to preserve capital and liquidity.

Credit Risk (both Funds)— The credit quality and liquidity of a Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

9

Derivative Securities Risk (both Funds)— Each Fund may invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes. A Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money. Alpine Municipal Money Market Fund invests in these securities only when the investment is consistent with the Fund’s policy of maintaining a stable share price of $1.00.

Alpine Municipal Money Market Fund

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to AMT. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. However, notwithstanding this policy, the Fund may invest all of its assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund. In addition, the Fund may change any of its other investment policies without shareholder approval. During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

Alpine Tax Optimized Income Fund

The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The Fund may invest in mortgage-related and asset-backed securities. The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund invests primarily in investment grade debt obligations. These include debt obligations rated at the time of purchase by the Fund BBB or better by S&P or Baa or better by Moody’s or the equivalent by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

The Fund may invest in mortgage-related and asset-backed securities. Mortgage-related securities are securities that represent interests in pools of mortgages whereby the principal and interest paid every month is passed through to the holders of the securities. Asset-backed securities are securities that represent interests in a stream of payments from specific assets, such as auto or credit card receivables. These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Funds’ share price and its income distributions.

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The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund’s expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

The Fund may change any of the investment policies described above (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund

Municipal obligations are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations can be issued to obtain money for public purposes or for privately operated facilities or projects. Municipal obligations may pay interest that is exempt from federal income tax. Examples of municipal obligations are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. The Funds may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Alpine Municipal Money Market Fund may invest up to 10% of the value of its net assets, and Alpine Tax Optimized Income Fund may invest up to 15% of the value of its net assets, in illiquid securities.

The Funds may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Trusts’ Board of Trustees. The Board of Trustees monitors the application of those guidelines. Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on a Fund’s investments in illiquid securities.

11

Each Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Alpine Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-785-5578.

Management of the Funds

The management of the Funds is supervised by the Board of Trustees (the “Board” or “Trustees”) of Alpine Income Trust (the “Trust”). Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC) (the “Adviser”), 2500 Westchester Avenue, Purchase, New York, 10577-2540, serves as the investment adviser of each Fund. The Adviser has the responsibility for the management and implementation of each Fund’s investment program, under the supervision of the Board. The Adviser provides investment advisory services to other advisory clients in addition to the Funds, including other investment company portfolios. Mr. Samuel A. Lieber is the controlling person of the Adviser. He founded the Adviser in 1998. Alpine Municipal Money Market Fund pays the Adviser a monthly fee computed at the annual rate of 0.45% of the average daily net assets of the Fund. Alpine Tax Optimized Income Fund pays the Adviser a monthly fee computed at the annual rate of 0.75% of the average daily net assets of the Fund. The total estimated annual expenses of the Fund are set forth in the section titled, “Fees and Expenses.” For the fiscal year ended October 31, 2006, the Adviser received from the Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund advisory fees of 0.45% and 0.75%, respectively, of the average daily assets of the Funds, net of waiver.

A discussion regarding the basis for Board approval of the Funds’ investment advisory agreement (“Advisory Agreement”) is available in the Funds’ Annual Report dated October 31, 2006.

Portfolio Manager

Steven C. Shachat serves as portfolio manager of each Fund and is the person who has day-to-day responsibility for managing each Fund’s investment portfolio. Mr. Shachat, a Managing Director, has been with the Adviser since September 2002. From 1988 until 2001, he was a Senior Portfolio Manager with Evergreen Investment Management Company LLC where he was responsible for the daily investing, investment strategy and research coordination for multiple fixed-income products.

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The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Funds.

Net Asset Value

The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. Net asset value is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4 p.m., Eastern time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

In determining the value of Alpine Municipal Money Market Fund’s assets, securities held by the Fund are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the value of Alpine Tax Optimized Income Fund’s net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board

How to Buy Shares

You may purchase shares of the Funds on any day the NYSE is open. The minimum initial investment in each Fund is $2,500. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds. Your share price will be the next NAV calculated after the Fund’s transfer agent (the “Transfer Agent”) or your financial intermediary receives your request in good order as defined below. All requests received in good order before 4 p.m. Eastern time will be processed on that same day. Requests received after 4 p.m. will receive the next business day’s NAV.

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Earning Dividends

Shares of both Funds are entitled to receive dividends declared starting on the next business day after your purchase is received in good order. However, shares of Alpine Municipal Money Market Fund Adviser Class are entitled to receive dividends beginning on the day of purchase if the purchase is sent by federal wire and is received prior to 12:00 p.m. Eastern time. You will become the owner of Alpine Municipal Money Market Fund Adviser Class shares and receive dividends when the Fund receives your payment.

“Good order” purchase requests means that your purchase request includes:
•	the name of the Fund
•	the dollar amount of shares to be purchased
•	accurately completed application or investment stub
•	check payable to “Alpine Funds”

Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.

•
Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order payment.

•
Subsequent investments may be made in the same manner, but you need not include an application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States. The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent

•	Upon receipt of your completed account application, the Transfer Agent will establish an account for you.

•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same pay pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments - By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Purchases by Telephone

To make additional investments by telephone, you must check the appropriate box on your application authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call your financial intermediary and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

Canceled Purchases

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

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Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Fund.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of the same class of another Fund in the Trust. You may do this through your financial intermediary or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests. Exchanges are not subject to redemption fees, except in the case where you are exchanging from a Fund with a redemption to a Fund that does not currently charge a redemption fee. If you exchange from a Fund without a redemption fee into a Fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is a taxable transaction for Federal income tax purposes. You are limited to five exchanges per calendar year. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days’ notice and is only available in states in which shares of the Fund being acquired may lawfully be sold.

Exchanges by Telephone

To exchange shares by telephone:

•	Call your broker or other financial intermediary.

•	Shares exchanged by telephone must have a value of $1,000 or more.

•	Exchange requests received after 4 p.m. Eastern time will be processed using the net asset value determined on the next business day.

•
During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

•	Telephone exchanges are subject to a $5.00 fee per exchange.

To exchange shares by telephone, you must indicate this on the application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

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Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests.

•	For further information, call your broker or financial intermediary.

How to Redeem Shares

You may redeem shares of the Funds through your financial intermediary on any day the NYSE is open. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4 p.m. Eastern time will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Earning Dividends

Shares of both Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to Alpine Municipal Money Market Fund Adviser Class, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 12:00 p.m., Eastern time and proceeds are sent by federal wire on the same day. Any redemption requests received after 12:00 p.m., Eastern time will receive that day’s dividend.

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a signed letter of instruction to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

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Redeeming Shares by Telephone

To redeem shares by telephone:

•
Call 1-888-785-5578 between the hours of 8 a.m. and 7 p.m. Central time or your broker or financial intermediary on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).

•	Provide the account name, as registered with a Fund, and the account number.

•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated. Once a telephone transaction has been placed, it cannot be canceled or modified. A $15.00 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice. Redemption proceeds may also be sent via electronic funds transfer through the ACH network, to your predetermined bank account. There is no charge for the electronic funds transfer; however, credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

Redemption Fees

With respect to Alpine Tax Optimized Income Fund only, a fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares effected within one month of purchase. Redemption fees are paid to the Fund. Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends. The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

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The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed on exchanges or to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k, 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account, however, the redemption fee will be assessed at the omnibus account level if the omnibus account is held at the Fund for less than one month. The redemption fee will also not be assessed to account of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund.

Check Redemption Privilege

Alpine Municipal Money Market Fund Only
You may make arrangements to redeem shares of Alpine Municipal Money Market Fund by check by filling out the checkwriting authorization section of the application. Checks may be written in any dollar amount, subject to a $250 minimum, not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the application. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares purchased by check which have not cleared. There is a charge for stop payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Check writing privileges may be modified or terminated at any time.

Additional Redemption Information

A redemption of shares is a taxable transaction for federal income tax purposes. A Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. The Fund reserves the right to pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have any IRA or other retirement plan must indicate in their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short time trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

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The Funds reserve the right to:

•	suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law;

•
close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days’ written notice to increase the account value before the account is closed;

Signature Guarantees are required:

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	When establishing or modifying certain services on an account;

•	If ownership is changed on your account.

In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Board has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund. These steps include, monitoring trading activity, using fair value pricing, as determined by the Board, when the Adviser determines current market prices are not readily available and a 0.25% redemption fee for the Tax Optimized Income Fund. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices. Currently, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short- term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds' efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information.

Fair Value Pricing. The Board has developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Funds holding such assets does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser believes that the market price is stale. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Shareholder Services

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578. Some services are described in more detail in the application.

Automatic Investment Plan. You may make regular monthly or quarterly investments automatically in amounts of not less than $100 per month through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds. In order to participate in the Plan, your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section of the account application or call the Transfer Agent at 1-888-785-5578. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan. You may make investments into an existing account, on demand, in amount of not less than $100 by calling 1-888-785-5578. If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to make a purchase. If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive regular monthly or quarterly checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

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Investments through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and record keeping services to those plans.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (1) Individual Retirement Accounts (“IRAs”) and Rollover IRAs and (2) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.

Householding. The Funds will automatically send updated prospectuses, annual and semi-annual reports to you. In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household. This policy does not apply to account statements.

Internet Account Access and Trading. This option allows you to access your account information online as well as execute transactions on your account. To choose this option, complete the appropriate section of the new account application. For Internet transactions, only bank accounts held at domestic institutions which are ACH members may be used. Your Funds’ shares will be purchased or redeemed at the next NAV determined after receipt of your order. You may not use Internet transactions for your initial purchase of Fund shares.

Log on to the Funds’ website at www.alpinefunds.com to access your account and to create your PIN.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution and Shareholder Servicing Plan

The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Alpine Money Market Fund Adviser class and Alpine Tax Optimized Income Fund Adviser class may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund’s shares. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Shareholder services may include among other things, assisting investors in processing their purchase, exchange, or redemption request, or processing dividend and distribution payments. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Dividends, Distributions and Taxes

Dividends and Distributions

For the Alpine Municipal Money Market Fund, dividends are declared and accrued daily on each business day based upon the Fund’s net investment income (i.e., income other than net realized capital gains), and are paid monthly. For the Alpine Tax Optimized Income Fund dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains). Net realized capital gains, if any, may be declared and paid annually at the end of the Funds’ fiscal year in which they have been earned.

Please note that dividends can be either reinvested or distributed in cash. Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application or by written instructions filed with the Fund, to have them paid in cash. Dividends will be reinvested at the net asset value per share at the close of business on the record dated. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will be automatically reinvested in the shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Transfer Agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

It is the policy of the Funds to distribute to shareholders their investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended, (the “Code”). Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year.

Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

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General Information

The following information is meant as a general summary for U.S. citizens and residents. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Funds whether dividends and distributions are paid in cash or reinvested in additional shares.

The Funds intend to qualify to be treated as regulated investment companies under the Code. While so qualified, the Funds will not be required to pay any Federal income tax on that portion of their investment company taxable income and any net realized capital gains they distribute to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting these distribution requirements.

In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Alpine Fund is the same as a sale. Your redemptions may also result in capital gain or loss for federal tax purposes.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

Additional Information. The Funds’ distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, provided certain requirements are met, exempt-interest dividends are exempt from federal income tax. However, shareholders who receive such exempt interest dividends may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

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Each Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. Distributions from such income are taxable to you as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

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Financial Highlights

The following Financial Highlights Tables are intended to help you understand the Funds’ financial performance since March 30, 2004 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Tables represent the rate an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP is the Funds’ independent registered public accounting firm. This information has been audited by Deloitte & Touche LLP. Deloitte & Touche LLP’s report along with the Funds’ financial statements, are included in the Funds’ annual report for the year ended October 31, 2006, which is available upon request.

Alpine Municipal Money Market Fund -Adviser Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(a)

PER SHARE DATA:
Net Asset Value Per Share, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	0.03	0.02	0.01
Total from investment operations	0.03	0.02	0.01

Less Distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)
Total distributions	(0.03)	(0.02)	(0.01)

Net Asset Value Per Share, End of Period	$1.00	$1.00	$1.00

Total Return	3.07%	1.98%	0.89%(b)

Ratios/Supplementary Data
Net Assets at end of period (000)	$2,604	$617	$80
Ratio of expenses to average net assets
Before waivers and reimbursements	0.78%	0.78%	0.93%(c)
After waivers and reimbursements	0.55%	0.53%	0.59%(c)
Ratio of net investment income to average net assets	3.06%	2.01%	0.90%(c)

(a) For the period from March 30, 2004 (commencement of operations) to October 31, 2004.
(b) Not annualized.
(c) Annualized.

26

Alpine Tax Optimized Income Fund - Adviser Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(a)

PER SHARE DATA:
Net Asset Value Per Share, Beginning of Period	$10.03	$10.15	$10.26

Income From Investment Operations:
Net investment income	0.31	0.28	0.16(b)
Net realized/unrealized gain (losses) on investments	0.09	(0.12)	(0.11)
Total from investment operations	0.40	0.16	0.05

Less Distributions:
Dividends from net investment income	(0.33)	(0.28)	(0.16)
Net realized gains on investments	--(f)	--	--
Total distributions	(0.33)	(0.28)	(0.16)

Net Asset Value Per Share, End of Period	$10.10	$10.03	$10.15

Total Return	4.01%	1.60%	0.55%(c)

Ratios/Supplemental Data:
Net Assets at end of period	$408,535	$112,454	$22,159
Ratio of expenses to average net assets
Before waivers and reimbursements	1.16%	1.15%	1.25%(d)
After waivers and reimbursements	0.85%	0.85%	0.85%(d)
Ratio of net investment income to average net assets	3.33%	2.73%	2.41%(d)
Portfolio turnover	96%	97%	55%(e)

(a)	For the period from March 30, 2004 (inception of fund) to October 31, 2004.
(b)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	Amount less than $.005.

27

Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with others or us.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. The Funds restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. The Funds also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

28

Additional Information

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust’s Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER
ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

CUSTODIAN
U.S. BANK, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT, FUND ADMINISTRATOR, FUND ACCOUNTANT
& DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
555 East Wells Street
Milwaukee, WI 53202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
BLANK ROME LLP
405 Lexington Avenue
New York, NY 10174

29

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30

To Obtain More Information about the Funds

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information will be available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (“SAI”) — The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the annual or semi-annual report or the SAI or to discuss questions about the Fund:

By Telephone — 1-888-785-5578

By Mail —Alpine Municipal Money Market Fund or Alpine Tax Optimized Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

By Website

www.alpinefunds.com— The SAI is currently not available on the website but you may obtain the document as noted above.

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Investment Company Act File Number 811-21210.

Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund

Investor Class

PROSPECTUS

Each a Series of Alpine Income Trust

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578
or
View our website at www.alpinefunds.com

Dated February 28, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

This page intentionally left blank.

About the Fund

1

The Fund’s Investments and Related Risks

9

Management of the Fund

13	Portfolio Manager

Net Asset Value

12

How to Buy Shares

14	Earning Dividends
14	Purchases by Mail
15	Purchases by Wire
16	Purchases by Telephone
16	Canceled Purchases

Exchange Privilege

17	Exchanges by Telephone
17	Exchanges by Mail

How to Redeem Shares

18	Earning Dividends
18	Redeeming Shares by Mail
18	Redeeming Shares by Telephone
19	Redemption Fees
20	Check Redemption Privilege
20	Additional Redemption Information

Shareholder Services

22	Automatic Investment Plan
22	Systematic Cash Withdrawal Plan
22	Investments through Employee Benefit and Savings Plans
22	Tax Sheltered Retirement Plans
22	Householding
23	Internet Account Access and Trading

Distribution of Fund Shares

23	Distributor

Dividends, Distributions and Taxes

23	Dividends and Distributions
24	Taxes

Financial Highlights

26

Additional Information

29

About the Funds

This Prospectus describes the Investor class of shares for each Fund.

Alpine Municipal Money Market Fund

Investment Objectives

The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Alpine Municipal Money Market Fund is managed to seek attractive yields and to maintain a stable share price of $1.00. The Fund invests in a variety of high-quality, short-term municipal securities. These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund’s portfolio is managed by its investment adviser, Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC) (the “Adviser”).

As a money market fund, the Fund complies with Securities and Exchange Commission rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability. Under these standards, the Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund invests only in securities that at the time of purchase are high quality, dollar-denominated obligations.

Who Should Invest

Alpine Municipal Money Market Fund is designed for investors who are in high tax brackets and seek current income that is free from federal income tax consistent with preservation of capital.

Main Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, no assurance can be given that this goal will be achieved or that the Fund will achieve its investment objective. Thus, it is possible to lose money by investing in the Fund. The Fund’s yield will vary as the short-term securities mature and the proceeds are reinvested in securities with different interest rates. An investment in the Fund does not constitute a balanced investment program.

The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to AMT. An investor should consult his or her tax adviser for more information.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state.

Fund Performance

The bar chart and table on this page show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Investor Fund for full calendar years. The table below it compares the performance of the Municipal Money Market Fund over time to the Fund’s benchmark index.

Prior to November 10, 2003, the shares of the Funds had no specific class designation. As of that date, all of the outstanding shares were redesignated as Investor Class shares. The performance below shows that of the Investor Class of the Fund.

The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Alpine Municipal Money Market Fund
Calendar Year Total Returns as of 12/31 Each Year: Investor Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Fund	Best Quarter		Worst Quarter
Alpine Municipal Money Market Fund	0.87%	09/30/06	0.24%	03/31/04

The 7-day yield for the period ended December 31, 2006 for the Alpine Municipal Money Market Fund was 3.83%.

2

Average Annual Total Returns
(For the periods ending December 31, 2006)

Alpine Municipal Money Market Fund	1 Year	3 Years	Since Inception December 5, 2002
Return Before Taxes	3.39%	2.35%	2.02%
Lipper Tax-Exempt Money Market Funds Average (1)	2.76%	1.68%	1.38%
(1)
Lipper Tax-Exempt Money Market Funds Average consists of funds that invest in high quality municipal obligations with dollar weighted average maturities of less than 90 days. The Lipper Tax-Exempt Money Market Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.

3

Alpine Tax Optimized Income Fund

Investment Objectives

The investment objective of Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.

Principal Investment Strategies

Alpine Tax Optimized Income Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations. The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Fund’s Adviser believes will generate the highest after-tax current income consistent with preservation of capital. The Fund expects that at least 50% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity will range from two to three years and the Fund’s target duration will range from one to two years. The Fund may use interest rate swaps, futures contract, and option to help manage duration.

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund’s duration will be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

4

Tax-Optimized Strategy. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

•	analyzing after-tax returns of different securities in the fixed-income market;
•	attempting to minimize net realized short-term gains;
•	in selling appreciated securities, selecting the most tax-favored share lots; and
•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains. Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

Who Should Invest

Alpine Tax Optimized Income Fund is designed for investors who are in high tax brackets, want to emphasize after-tax investment returns and seek a tax-sensitive, income-producing investment with risk/return potential higher than that of a money market fund, but generally less than that of longer duration bond funds.

Main Risks

Alpine Tax Optimized Income Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

The Fund’s share price and total return will vary, primarily in response to changes in interest rates. How well the Fund’s performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund’s comparatively short duration is intended to help keep its share price within a relatively narrow range. The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations. Because of the high sensitivity of the Fund’s mortgage-related and asset-backed securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if the Fund did not hold these securities. The Fund’s mortgage-related and asset-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default.

Maximizing after-tax income may require trade-offs that reduce pre-tax income. Investors can expect the Fund generally to distribute a smaller percentage of its returns each year than most other mutual funds. The Fund’s tax-aware strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

5

Fund Performance

The bar chart and table on this page show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The table below it compares the performance of the Tax Optimized Income Fund over time to the Fund’s benchmark index.

Prior to November 10, 2003, the shares of the Funds had no specific class designation. As of that date, all of the outstanding shares were redesignated as Investor Class shares. The performance below shows that of the Investor Class of each Fund.

The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Alpine Tax Optimized Income Fund
Calendar Year Total Returns as of 12/31 Each Year: Investor Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
	Best Quarter		Worst Quarter
Alpine Tax Optimized Fund	2.47%	6/30/03	(0.58%)	06/30/04

6

Average Annual Total Returns
(For the periods ending December 31, 2006)

Alpine Tax Optimized Fund	1 Year	3 Years	Since Inception December 5, 2002
Return Before Taxes	4.08%	2.65%	3.15%
Return After Taxes on Distributions(1)	3.86%	2.27%	2.74%
Return After Taxes on Distribution and Sale of Fund Shares(1)	3.75%	2.35%	2.73%
Lipper Short Municipal Debt Funds Average(2)	3.07%	1.83%	2.00%
Lehman Brothers Municipal 1 Year Bond Index(3)	3.20%	1.91%	1.95%
(1)
After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
Lipper Short Municipal Debt Funds Average consists of funds that invest in municipal debt issues with dollar weighted average maturities of one to three years. The Lipper Short Municipal Debt Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.

(3)
Lehman Brothers Municipal 1 Year Bond Index is the 1-year (1-2) component of the Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a rules-based, market value weighted index engineered for the long-term, tax exempt bond market. The index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees
(fees paid directly from your investment)

	Alpine Municipal Money Market Fund	Alpine Tax Optimized Income Fund

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee(1) (as a percentage of an amount redeemed, if applicable)	None	0.25%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees	Distribution (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses(4)	Expense Waiver/ (Reimbursement) or Recapture	Net Annual Fund Operating Expenses
Alpine Municipal Money Market Fund	0.45%	None	0.08%	0.53%	-0.23%	0.30%

Alpine Tax Optimized Income Fund	0.75%	None	0.16%	0.91%	-0.31%	0.60%

(1)A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.

7

(2)A redemption fee (as a percentage of the net asset value of shares redeemed) will be imposed on redemptions effected within one month of purchase.

(3)Based on estimated expenses for the current fiscal year.

(4)The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed 0.42% of Alpine Municipal Money Market Fund Investor class’ average daily net assets and 0.60% of Alpine Tax Optimized Income Fund Investor class’ average daily net assets. Each Fund has agreed to repay the Adviser in the amount of any fees waived and expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation from the prior three years to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees, including a majority of Trustees who are not interested persons of the Funds or the Adviser as that term is defined under the Investment Company Act of 1940, as amended, approves its modification or termination. Absent the fee waiver, the total annual operating expense of the Alpine Money Market Fund and Alpine Tax Optimized Income Fund would have been 0.53% and 0.91%, respectively.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses remain the same. Although actual costs or investment returns may be higher or lower, based on these assumptions, the costs would be:

	1 Year	3 Years	5 Years	10 Years
Alpine Municipal Money Market Fund	$31	$97	$169	$381
Alpine Tax Optimized Income Fund	$61	$192	$335	$750

8

The Funds’ Investments and Related Risks

This section provides additional information regarding the securities in which each Fund invests, the investment techniques it uses and the risks associated with each Fund’s investment program. A more detailed description of each Fund’s investment policies and restrictions, and additional information about each Fund’s investments, is contained in the Statement of Additional Information.

Management Risk (both Funds)— Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment goals.

Market Risk (both Funds)— Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

Interest Rate Risk (both Funds)— Interest rate risk is the risk of a change in the price of a debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt obligations with longer maturities.

Issuer Risk (both Funds)— Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income.

9

Special Risks (both Funds)— Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

Liquidity Risk (both Funds)— Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s income or hurt its ability to preserve capital and liquidity.

Credit Risk (both Funds)— The credit quality and liquidity of a Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

Derivative Securities Risk (both Funds)— Each Fund may invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes. A Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money. Alpine Municipal Money Market Fund invests in these securities only when the investment is consistent with the Fund’s policy of maintaining a stable share price of $1.00.

Alpine Municipal Money Market Fund

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to AMT. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. However, notwithstanding this policy, the Fund may invest all of its assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund. In addition, the Fund may change any of its other investment policies without shareholder approval. During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

10

Alpine Tax Optimized Income

The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The Fund may invest in mortgage-related and asset-backed securities. The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund invests primarily in investment grade debt obligations. These include debt obligations rated at the time of purchase by the Fund BBB or better by S&P or Baa or better by Moody’s or the equivalent by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

The Fund may invest in mortgage-related and asset-backed securities. Mortgage-related securities are securities that represent interests in pools of mortgages whereby the principal and interest paid every month is passed through to the holders of the securities. Asset-backed securities are securities that represent interests in a stream of payments from specific assets, such as auto or credit card receivables. These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Funds’ share price and its income distributions.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund’s expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

The Fund may change any of the investment policies described above (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund

Municipal obligations are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations can be issued to obtain money for public purposes or for privately operated facilities or projects. Municipal obligations may pay interest that is exempt from federal income tax. Examples of municipal obligations are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

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The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. The Funds may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Alpine Municipal Money Market Fund may invest up to 10% of the value of its net assets, and Alpine Tax Optimized Income Fund may invest up to 15% of the value of its net assets, in illiquid securities.

The Funds may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Trusts’ Board of Trustees. The Board of Trustees monitors the application of those guidelines. Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on a Fund’s investments in illiquid securities.

Each Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Alpine Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-785-5578.

Management of the Funds

The management of the Funds is supervised by the Board of Trustees (the “Board” or “Trustees”) of Alpine Income Trust (the “Trust”). Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC), 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577-2540, serves as the investment adviser of each Fund. The Adviser has the responsibility for the management and implementation of each Fund’s investment program, under the supervision of the Board. The Adviser provides investment advisory services to other advisory clients in addition to the Funds, including other investment company portfolios. Mr. Samuel A. Lieber is the controlling person of the Adviser. He founded the Adviser in 1998. Alpine Municipal Money Market Fund pays the Adviser a monthly fee computed at the annual rate of 0.45% of the average daily net assets of the Fund. Alpine Tax Optimized Income Fund pays the Adviser a monthly fee computed at the annual rate of 0.75% of the average daily net assets of the Fund. The total estimated annual expenses of the Fund are set forth in the section titled, “Fees and Expenses.” For the fiscal year ended October 31, 2006, the Adviser received from the Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund advisory fees of 0.21% and 0.44%, respectively, of the average daily assets of the Funds, net of waiver.

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A discussion regarding the basis for Board approval of the Funds’ investment advisory agreement (“Advisory Agreement”) is available in the Funds’ Annual Report to Shareholders dated October 31, 2006.

Portfolio Manager

Steven C. Shachat serves as portfolio manager of each Fund and is the person who has day-to-day responsibility for managing each Fund’s investment portfolio. Mr. Shachat, a Managing Director, has been with the Adviser since September 2002. From 1988 until 2001, he was a senior portfolio manager with Evergreen Investment Management Company LLC where he was responsible for the daily investing, investment strategy and research coordination for multiple fixed-income products.

The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Funds.

Net Asset Value

The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. Net asset value is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4 p.m., Eastern time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

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In determining the value of Alpine Municipal Money Market Fund’s assets, securities held by the Fund are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the value of Alpine Tax Optimized Income Fund’s net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board.

How to Buy Shares

You may purchase shares of the Funds on any day the NYSE is open. The minimum initial investment in each Fund is $2,500. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds. Your share price will be the next NAV calculated after the Funds’ transfer agent (the “Transfer Agent”) receives your request in good order as defined below. All requests received in good order before 4 p.m. Eastern time will be processed on that same day. Requests received after 4 p.m. will receive the next business day’s NAV.

Earning Dividends

Shares of both Funds are entitled to receive dividends declared starting on the next business day after your purchase is received in good order. However, shares of Alpine Municipal Money Market Fund Investor Class are entitled to receive dividends beginning on the day of purchase if the purchase is sent by federal wire and is received prior to 12:00 p.m. Eastern time. You will become the owner of Alpine Municipal Money Market Fund Investor Class shares and receive dividends when the Fund receives your payment.

“Good order” purchase requests means that your purchase request includes:

•	the name of the Fund
•	the dollar amount of shares to be purchased
•	accurately completed application or investment stub
•	check payable to “Alpine Funds”

Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.

•	Mail the application, together with a check made payable to the Alpine Funds to:

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By Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery or Express Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

•
Payment should be made by check in U.S. dollars drawn on a U.S. Bank, savings and loan, or credit union. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States. The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent.

•	Upon receipt of your completed account application, the Transfer Agent will establish an account for you.

•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

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U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same pay pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments - By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Purchases by Telephone

To make additional investments by telephone, you must check the appropriate box on your application authorizing telephone purchases. If elected on your account application and your account has been open for at least 15 days, you may purchase shares in amounts of $100 or more by calling 1-888-785-5578. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your shares will be purchased at the net asset value calculated on the day of your purchase order. For security reasons, requests by telephone will be recorded.

Canceled Purchases

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Fund.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of one of the other Alpine Funds, except the Adviser class. You may do this through your financial intermediary or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange that represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests. Exchanges are not subject to redemption fees, except in the case when you are exchanging from a Fund with a redemption fee to a Fund that does not currently charge a redemption fee. If you exchange from a Fund without a redemption fee into a Fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

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The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is a taxable transaction for Federal income tax purposes. You are limited to five exchanges per calendar year. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days’ notice.

Exchanges by Telephone

To exchange shares by telephone:

•	Call 1-888-785-5578 or your broker or financial intermediary.

•	Shares exchanged by telephone must have a value of $1,000 or more.

•	Exchange requests received after 4 p.m. Eastern time will be processed using the net asset value determined on the next business day.

•
During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

•	Telephone exchanges are subject to a $5.00 fee per exchange.

To exchange shares by telephone, you must indicate this on the application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests.

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•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4 p.m. Eastern time will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Earning Dividends

Shares of both Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to Alpine Municipal Money Market Fund, Investor Class, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 12:00 p.m. Eastern time and proceeds are sent by federal wire on the same day. Any redemption requests received after 12:00 p.m. Eastern time will receive that day’s dividend.

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a signed letter of instruction to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

Redeeming Shares by Telephone

To redeem shares by telephone:

•
Call 1-888-785-5578 between the hours of 8 a.m. and 7 p.m. Central time or your broker or financial intermediary on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).

•	Provide the account name, as registered with a Fund, and the account number.

•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated. Once a telephone transaction has been placed, it cannot be canceled or modified. A $15.00 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice. Redemption proceeds may also be sent via electronic funds transfer through the ACH network, to your predetermined bank account. There is no charge for the electronic funds transfer; however, credit may not be available for two to three days.

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•
During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

Redemption Fees

With respect to Alpine Tax Optimized Income Fund only, a fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares effected within one month of purchase. Redemption fees are paid to the Fund. Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends. The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed on exchanges or to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k, 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed to account of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund.

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Check Redemption Privilege

--Alpine Municipal Money Market Fund Only
You may make arrangements to redeem shares of Alpine Municipal Money Market Fund by check by filling out the checkwriting authorization section of the application. Checks may be written in any dollar amount, subject to a $250 minimum, not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the application. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares purchased by check which have not cleared. There is a charge for stop payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.

Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes. A Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. The Funds reserve the right to pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate in their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short time trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

The Funds reserve the right to:

•	suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law;

•
close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days’ written notice to increase the account value before the account is closed;

Signature Guarantees are required:

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	When establishing or modifying certain services on an account;

•	If ownership is changed on your account.

In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

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Tools to Combat Frequent Transactions

The Funds are intended for long-term investors. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Board has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund. These steps include, monitoring trading activity, using fair value pricing, as determined by the Board, when the Advisor determines current market prices are not readily available and a 0.25% redemption fee for the Tax Optimized Income Fund. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices

Currently, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information.

Fair Value Pricing

The Board has developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Funds holding such assets does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser believes that the market price is stale. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

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Shareholder Services

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578. Some services are described in more detail in the application.

Automatic Investment Plan. You may make regular monthly or quarterly investments automatically in amounts of not less than $100 per month through the Automatic Investment Plan. This plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds. In order to participate in the plan, your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-888-785-5578. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan. You may make investments into an existing account, on demand, in amount of not less than $100 by calling 1-888-785-5578. If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to make a purchase. If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive regular monthly or quarterly checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and record keeping services to those plans.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit-sharing account in a Fund under the following prototype retirement plans: (1) Individual Retirement Accounts (“IRAs”) and Rollover IRAs and (2) Simplified Employee Pensions (“SEPs”) for sole proprietors, partnerships and corporations.

Householding. The Funds will automatically send updated prospectuses, annual and semi-annual reports to you. In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household. This policy does not apply to account statements.

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Internet Account Access and Trading. This option allows you to access your account information online as well as execute transactions on your account. To choose this option, complete the appropriate section of the new account application. For Internet transactions, only bank accounts held at domestic institutions which are ACH members may be used. Your Funds’ shares will be purchased or redeemed at the next NAV determined after receipt of your order. You may not use Internet transactions for your initial purchase of Fund shares.

Log on to the Funds’ website at www.alpinefunds.com to access your account and to create your PIN.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Dividends, Distributions and Taxes

Dividends and Distributions

For the Alpine Municipal Money Market Fund, dividends are declared and accrued daily on each business day based upon the Fund’s net investment income (i.e., income other than net realized capital gains), and are paid monthly. For the Alpine Tax Optimized Income Fund dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains). Net realized capital gains, if any, may be declared and paid annually at the end of the Funds’ fiscal year in which they have been earned.

Please note that dividends can be either reinvested or distributed in cash. Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application or by written instructions filed with the Fund, to have them paid in cash. Dividends will be reinvested at the net asset value per share at the close of business on the record dated. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will be automatically reinvested in the shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Transfer Agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

It is the policy of the Funds to distribute to shareholders their investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended, (the “Code”). Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year.

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Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

General Information.

The following information is meant as a general summary for U.S. citizens and residents. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Funds whether dividends and distributions are paid in cash or reinvested in additional shares.

The Funds intend to qualify to be treated as regulated investment companies under the Code. While so qualified, the Funds will not be required to pay any Federal income tax on that portion of their investment company taxable income and any net realized capital gains they distribute to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting these distribution requirements.

In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

24

A Fund also must withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Alpine Fund is the same as a sale. Your redemptions may also result in capital gain or loss for federal tax purposes.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

Additional Information. The Funds’ distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, provided certain requirements are met, exempt-interest dividends are exempt from federal income tax. However, shareholders who receive such exempt interest dividends may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

Each Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. Distributions from such income are taxable to you as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

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Financial Highlights

The Financial Highlights Tables are intended to help you understand the Funds’ financial performance since December 5, 2002 (the date they commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Tables represent the rate an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP is the Funds’ independent registered public accounting firm. This information has been audited by Deloitte & Touche LLP for the fiscal years ended October 31, 2004, 2005 and 2006. Information for the period ended October 31, 2003 has been audited by another independent registered public accounting firm. Deloitte & Touche LLP’s report along with the Funds’ financial statements, are included in the Funds’ annual report for the year ended October 31, 2006, which is available upon request.

Alpine Municipal Money Market Fund— Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Period Ended October 31, 2003(a)

PER SHARE DATA:
Net Asset Value per Share, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	0.03	0.02	0.01	0.01
Total from investment operations	0.03	0.02	0.01	0.01

Less Distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.01)	(0.01)
Total distributions	(0.03)	(0.02)	(0.01)	(0.01)

Net Asset Value per Share, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	3.33%	2.24%	1.09%	1.00%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)	$365,840	$204,689	$130,147	$59,126
Ratio of expenses to average net assets
Before waivers and reimbursements	0.53%	0.53%	0.70%	0.73%(c)
After waivers and reimbursements	0.30%	0.27%	0.34%	0.32%(c)
Ratio of net investment income to average net assets	3.31%	2.26%	1.10%	1.09%(c)

(a) For the period from December 5, 2002 (inception of Fund) to October 31, 2003.
(b) Not annualized.
(c) Annualized.

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Alpine Tax Optimized Income Fund— Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Period Ended October 31, 2003(a)

PER SHARE DATA:
Net Asset Value per Share, Beginning of Period	$10.03	$10.15	$10.18	$10.00

Income From Investment Operations:
Net investment income	0.36	0.30	0.27	0.23
Net realized and unrealized gains (losses) on investments	0.02	(0.12)	(0.02)	0.18
Total from investment operations	0.38	0.18	0.25	0.41

Less Distributions:
Dividends from net investment income	(0.36)	(0.30)	(0.27)	(0.23)
Net realized gains on investments	--(f)	--	(0.01)	-(d)
Total distributions	(0.36)	(0.30)	(0.28)	(0.23)

Net Asset Value per Share, End of Period	$10.05	$10.03	$10.15	$10.18

Total Return	3.88%	1.84%	2.42%	4.12%(b)

Supplemental Data and Ratios:
Net Assets at end of period (000)	$45,260	$45,691	$51,302	$55,591
Ratio of expenses to average net assets
Before waivers and reimbursements	0.91%	0.90%	1.04%	1.02%(c)
After waivers and reimbursements	0.60%	0.60%	0.60%	0.60%(c)
Ratio of net investment income to average net assets	3.58%	2.98%	2.62%	2.48%(c)
Portfolio turnover(e)	96%	97%	55%	46%

(a) For the period from December 5, 2002 (inception of fund) to October 31, 2003.
(b) Not annualized.
(c) Annualized.
(d) Amount is less than $0.005.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the class of shares issued.
(f) Amount less than $.005.

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Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with others or us.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. The Funds restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. The Funds also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

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Additional Information

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust’s Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER
ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase NY 10577

CUSTODIAN
U.S. BANK, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT & DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
555 East Wells Street
Milwaukee, WI 53202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
BLANK ROME LLP
405 Lexington Avenue
New York, NY 10174

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To Obtain More Information about the Funds

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information will be available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (“SAI”) — The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the annual or semi-annual report or the SAI or to discuss questions about the Fund:

By Telephone — 1-888-785-5578

By Mail —Alpine Municipal Money Market Fund or Alpine Tax Optimized Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

By Website

www.alpinefunds.com— The SAI is currently not available on the website but you may obtain the document as noted above.

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Investment Company Act File Number 811-21210.

STATEMENT OF ADDITIONAL INFORMATION

ADVISER AND INVESTOR CLASSES

February 28, 2007

ALPINE MUNICIPAL MONEY MARKET FUND
ALPINE TAX OPTIMIZED INCOME FUND

EACH A SERIES OF ALPINE INCOME TRUST
1-888-785-5578

This Statement of Additional Information dated February 28, 2007 relates to Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund (“Fund” or “Funds”). Each Fund is a separate series of Alpine Income Trust. Shares of each Fund are offered through a Prospectus. A copy of the Prospectus may be obtained without charge by calling the number listed above. This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of the Funds. The Statement of Additional Information should be read in conjunction with the Prospectus dated February 28, 2007.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this Statement of Additional Information by reference to the Funds’ October 31, 2006 Annual Report as filed with the Securities and Exchange Commission (“SEC”).

HISTORY OF THE FUNDS	3
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS	3
ALPINE MUNICIPAL MONEY MARKET FUND	4
ALPINE TAX OPTIMIZED INCOME FUND	5
ALPINE MUNICIPAL MONEY MARKET FUND AND ALPINE TAX OPTIMIZED INCOME FUND	8
INVESTMENT RESTRICTIONS	13
PORTFOLIO TURNOVER	15
MANAGEMENT	15
Independent Trustees	15
Interested Trustees & Officers	16
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	19
CODES OF ETHICS	20
PROXY VOTING GUIDELINES	21
ANTI-MONEY LAUNDERING PROGRAM	21
INVESTMENT ADVISORY AGREEMENT	22
PORTFOLIO MANAGER	23
DISTRIBUTION AND SHAREHOLDER SERVICING	24
SERVICE PROVIDERS	25
SHAREHOLDER ACCOUNTS	26
PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS	28
PORTFOLIO HOLDINGS INFORMATION	28
TAXES	29
ADDITIONAL TAX INFORMATION	31
PERFORMANCE INFORMATION	32
TOTAL RETURN	33
GENERAL INFORMATION	34
APPENDIX A - - DESCRIPTION OF SECURITY RATINGS	36

HISTORY OF THE FUNDS

The Alpine Income Trust (the “Trust”) is a management investment company organized as a Delaware statutory trust on September 23, 2002. The Trust is governed by its Board of Trustees (the “Board” or the “Trustees”).

The Adviser Class of the Municipal Money Market Fund and the Tax Optimized Income Fund commenced operations on March 30, 2004. The Investor Class of the Municipal Money Market Fund commenced operations on December 5, 2002, while the Investor Class of the Tax Optimized Income Fund commenced operations on December 6, 2002.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each class and series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the class or series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”) or when the matter affects only the interest of a particular Fund or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares. All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Fund, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board. The assets of each Fund and each other series of the Trust are segregated on the Trust’s books and are charged with the expenses and liabilities of that Fund or series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

Title and Description of Share Classes

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class. Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer several classes of shares. The Funds are currently the first series of the Trust and consists of two classes of shares of beneficial interest - Adviser Class and Investor Class. Generally, the Adviser Class shares are not subject to any sales load but are subject to a Rule 12b-1 fee. The Investor Class shares are not subject to any sales load or
12b-1 fee.

Rights of Each Share Class

Each share of the common stock of a Fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Trust have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of the Adviser Class shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectuses.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS

The following information supplements the description of each Fund’s investment objective, policies, principal investment strategies and risks as set forth under “ABOUT THE FUNDS” and “THE FUNDS’ INVESTMENTS AND RELATED RISKS” in the Prospectus.

Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC (the “Adviser”) serves as the investment adviser of each Fund.

ALPINE MUNICIPAL MONEY MARKET FUND

The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity. The Fund is managed to provide attractive yields and to maintain a stable share price of $1.00. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund may also invest its assets in other high quality debt obligations that pay federally tax-exempt interest (other than AMT). The Fund’s portfolio is managed by the Adviser.

Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. Accordingly, the Fund’s net return may be lower for those taxpayers.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state. Such states may include California, Pennsylvania, Texas, New York, Florida, and Illinois.

The Fund must comply with the requirements of Rule 2a-7 (“Rule 2a-7”) under the 1940 Act. Under the applicable quality requirements of Rule 2a-7, the Fund may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition “eligible securities” as defined in Rule 2a-7. Generally, eligible securities are divided into “first tier” and “second tier” securities. First tier securities are generally those rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., A-1 by S&P) or unrated securities deemed by the Adviser to be comparable in quality, U.S. government securities and securities issued by other money market funds. Second tier securities are generally those rated in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed by the Adviser to be comparable in quality.

The Fund will invest at least 95% of its assets in “first tier” securities. The Fund must limit investment in second tier “conduit securities” (as defined in Rule 2a-7) to 5% of its total assets and, with respect to second tier conduit securities issued by a single issuer, the greater of $1 million or 1% of the Fund’s total assets. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Board determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Fund’s best interest. See “Appendix A - Ratings of Investments.”

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less (approximately, 13 months) or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

The Fund may acquire standby commitments. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Fund may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Fund may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Fund would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Fund, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser may rely upon its evaluation of a bank’s credit in determining whether to invest in an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

The Fund anticipates being as fully invested as practicable in municipal obligations. However, the Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to its respective tax-free investments), which would produce interest not exempt from federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the United States government, its agencies, or instrumentalities (U.S. government securities); (2) obligations of financial institutions, including banks, savings and loan institutions and mortgage banks, such as certificates of deposit, bankers’ acceptances, and time deposits; (3) corporate obligations, including commercial paper, with equivalent credit quality to the municipal obligations in which the Fund may invest.

The Fund may invest its assets in such taxable investments pending the investment or reinvestment of such assets in municipal obligations, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of the Fund’s shareholders. To the extent the Fund holds taxable securities, some income the Fund pays may be taxable. In addition, the Fund may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

ALPINE TAX OPTIMIZED INCOME FUND

The investment objective of Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital. The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations. The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Adviser believes will generate the highest after-tax current income consistent with preservation of capital. The Fund expects that at least 50% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity will range from two to three years and the Fund’s target duration will range from one to two years.

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (S&P) or Moody’s Investors Service, Inc. (Moody’s), or the equivalent by another NRSRO, or if unrated, be determined by the Adviser to be of comparable quality. The Fund invests at least 50% of its net assets in obligations rated A or better. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation. Investment grade debt securities have received a rating from S&P or Moody’s in one of the four highest rating categories or, if not rated, have been determined to be of comparable quality to such rated securities by the Adviser. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund’s duration may be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

Tax-Optimized Strategy. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

•  analyzing after-tax returns of different securities in the fixed-income market;

•  employing a long-term approach to investing;

•  attempting to minimize net realized short-term gains;

•  in selling appreciated securities, selecting the most tax-favored share lots; and

•  when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains.

Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

The Fund may acquire auction rate securities. Auction rate securities consist of auction rate municipal obligations. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

The Fund may acquire taxable debt obligations. The Fund may invest in taxable bonds and other types of debt obligations of U.S. issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. Debt securities may include:

•	bonds, notes and debentures issued by corporations;

•	debt securities issued or guaranteed by the U.S. government or

•	one of its agencies or instrumentalities (U.S. government securities); and

•	mortgage-related and assets-backed securities.

The Fund may invest in mortgage-related securities issued or guaranteed by the U.S. government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-related securities in which the Fund may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”). CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (“Code”), and have the same characteristics as CMOs.

The Fund may from time to time also invest in “stripped” mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid. The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

Because the mortgages underlying mortgage-related securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by the Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-related securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be “stripped” into classes in a manner similar to that described under the “Mortgage-Backed Securities,” above, and are subject to the prepayment risks described therein.

The Fund may invest in zero coupon, pay-in-kind and deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

The Fund may enter into repurchase agreements. Repurchase agreements are agreements under which the Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them. If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral. The Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

The Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

ALPINE MUNICIPAL MONEY MARKET FUND AND ALPINE TAX OPTIMIZED INCOME FUND

Municipal Obligations. Each Fund may invest in municipal obligations. Municipal obligations include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal obligations include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges and other entities).

Municipal obligations include municipal bonds, notes and leases. Municipal obligations may be zero-coupon securities. Yields on municipal obligations are dependent on a variety of factors, including the general conditions of the municipal obligations markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal obligations historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

The Adviser relies on the opinion of the Issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is appropriate, with respect to this tax status, to be purchased by a Fund.

Municipal obligations may include other securities similar to those described below that are or may become available.

Municipal bonds can be classified as either “general obligation” or “revenue” bonds. General obligation bonds are secured by a municipality’s pledge of its full faith, credit and taxing power or the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

Municipal bonds include tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax (other than AMT).

Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

The types of projects for which private activity bonds may bear tax-exempt interest under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986, and continue to be subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions and other matters. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code (such as private universities and non-profit hospitals), certain owner-occupied and rental residential projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

Municipal notes, which may be either “general obligation” or “revenue” securities, are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. Examples of municipal notes are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue which as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by “Fannie Mae” (the Federal National Mortgage Association) or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by the municipal issuer.

Municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include “non-appropriation clauses” providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. A Fund’s ability to recover under such a lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure proves difficult. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds.

Investment in municipal lease obligations is generally made indirectly (i.e., not as a lessor of the property) through a participation interest in such obligations owned by a bank or other third party. A participation interest gives the investor a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Each Fund may also invest in derivative securities issued by partnerships and grantor trusts. These securities allow the Fund to receive principal and interest payments on underlying municipal obligations and may have fixed, floating or variable rates of interest. They may be backed by a letter of credit or guaranty and are generally accompanied by an opinion of counsel that the interest on them will be tax-exempt. The Fund may only invest in these securities if they meet the Fund’s credit-quality and eligibility requirements.

Mortgage-Backed Bonds. Each Fund’s investments in municipal obligations may include mortgage-backed municipal bonds, which are a type of municipal security issued by a state, authority or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. A Fund’s interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

Participation Interests. A participation interest gives a Fund an undivided interest in a municipal debt obligation in the proportion that the Fund’s participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Trustees or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets a Fund’s credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

Put Features. Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer of a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Adviser may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank’s credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other government restrictions that might affect the bank’s ability to honor its credit commitment. Demand features, standby commitments and tender options are types of put features.

Tender Option Bonds. Each of the Funds may purchase tender option bonds. Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After a payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, Alpine Municipal Money Market Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Fund, the Adviser will consider the creditworthiness of the issuer of the underlying bond, the custodian and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on a interest payment.

Variable or Floating Rate Obligations. Each Fund may invest in variable rate or floating rate obligations. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Alpine Municipal Money Market Fund determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Certain Tax Aspects. Municipal obligations are also categorized according to whether or not the interest is includable in the calculation of AMT imposed on individuals, according to whether or not the costs of acquiring or carrying the securities are deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance thereof, particularly in the case of revenue bonds, an opinion of a nationally recognized bond counsel as to the tax-exempt status of interest on such securities.

Additional Risk Considerations. The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a Fund’s distributions. If such proposals were enacted, the availability of municipal obligations and the value of a Fund’s holdings would be affected and the Board of Trustees would reevaluate the Fund’s investment objective and policies.

Quality and Diversification Requirements. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond for pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental uses, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. See “Investment Restrictions.”

U.S. Government Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

Each Fund may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

Other Taxable Debt Obligations. The Funds may invest in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock or any one investment company will be owned by a Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective and substantially the same investment policies as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in connection with its own operations.

Illiquid Securities. The Board has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A (the “Rule”) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)    the frequency of trades and quotes for the security;

(ii)   the number of dealers willing to purchase or sell the security and the number of other potential buyers;

(iii)  dealer undertakings to make a market in the security; and

(iv)  the nature of the security and the nature of the marketplace trades.

Municipal lease obligations will not be considered illiquid if they (i) are publicly offered and are rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or (ii) have a demand feature, which, if exercised, will result in payment of their par value within seven days. Municipal lease obligations not meeting either of these criteria (restricted municipal lease obligations) will not be considered illiquid for purposes of a Fund’s limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities, in accordance with procedures adopted by the Board of Trustees. With respect to restricted municipal lease obligations, the Adviser will consider, pursuant to such procedures, the general credit quality of the restricted municipal lease obligations that are unrated, an analysis of such factors as (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the leasee’s general credit (e.g., Its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Adviser.

When-Issued and Delayed Delivery Securities. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

Temporary Investments. For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality debt securities, including money market instruments, or may temporarily hold cash. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include:

•	Government securities;

•	commercial paper;

•	certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation; and

•	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.

INVESTMENT RESTRICTIONS

The Funds are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund for this purpose means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Pursuant to its fundamental investment restrictions, a Fund (unless otherwise noted) may not:

1.
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer;

2.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; or, in the case of Alpine Municipal Money Market Fund, tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision, agency or instrumentality of any of the foregoing) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that Alpine Municipal Money Market Fund may invest more than 25% of its total assets in industrial development bonds related to a single industry; and further provided that, notwithstanding any other fundamental investment policy or limitation, a Fund may invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund;

3.
Issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). A Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

4.
Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein;

5.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

6.	Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements;

7.	Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; or

8.
Pledge, hypothecate, mortgage or otherwise encumber the Fund’s assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

The Funds have the following additional investment restrictions which are not fundamental and may be changed by the Board without a vote of shareholders. Under these restrictions, a Fund may not:

1.	Make investments for the purpose of exercising control or management of another company.

2.
Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

3.
Purchase any illiquid securities or other securities which are not readily marketable, including repurchase agreements maturing in more than seven days, if as a result more than 15% of the value of Alpine Tax Optimized Income Fund’s net assets, or 10% of the value of Alpine Municipal Money Market Fund’s net assets, would be invested in illiquid securities and such repurchase agreements under which the Fund does not have the right to obtain repayment in seven days or less. This restriction does not apply to acquisitions by the Fund of securities eligible for resale under Rule 144A of the 1933 Act or municipal lease obligations which the Board of Trustees has determined to be liquid. Action will be taken to reduce holdings of illiquid securities if, as a result of a change in value of an investment or position, or a change in the net assets of the Fund, more than 15% of the value of Alpine Tax Optimized Income Fund’s net assets or 10% of the value of Alpine Municipal Money Market Fund’s net assets, are invested in illiquid securities.

4.	Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

5.	Invest in warrants or rights.

6.
Purchase the securities of another investment company, except as permitted by the 1940 Act or any order pursuant thereto or in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as a Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund.

7.
With respect to Alpine Municipal Money Market Fund only, purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or a security subject to a “guarantee issued by a non-controlled person,” as defined in Rule 2a-7) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Except as otherwise stated in this Statement of Additional Information or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of the Fund, will not result in a violation of such restriction.

PORTFOLIO TURNOVER

For the fiscal periods ended October 31, 2004, 2005 and 2006 the portfolio turnover rates for the Tax Optimized Income Fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Adviser’s investment.

Turnover Rates	2006	2005	2004
Tax Optimized Income	96%	97%	55%

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and its conformity with Delaware law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

The Trustees, including the Trustees who are not considered “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages, addresses and principal occupations during the past five years are set forth below:

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Laurence B. Ashkin (78), 2500 Westchester Ave. Purchase, NY 10577	Independent Trustee	Indefinite, Since the Trust’s inception	Real estate developer and construction consultant since 1980; Founder and President of Centrum Properties, Inc. since 1980.	11	Trustee of each of the Alpine Trusts****
H. Guy Leibler (52), 2500 Westchester Ave. Purchase, NY 10577	Independent Trustee	Indefinite, since the Trust’s inception	Chief Operating Officer L&L Acquisitions, LLC since 2003; President, Skidmore, Owings & Merrill LLP, 2001 - 2003; Chairman and President of Pailatus, a news media company (1997-1999).	11	Director, White Plains Hospital Center; Founding Director, Stellaris Health Network, Trustee of each of the Alpine Trusts
Jeffrey E. Wacksman (46) 2500 Westchester Ave. Purchase, NY 10577	Independent Trustee	Indefinite, since 2004	Partner, Loeb, Block & Partners LLP, since 1994.	11	Director, Adair International Limited; Director, Cable Beach Properties, Inc.; Director, Bondi Icebergs Inc.; Trustee, Larchmont Manor Park Society; Trustee of each of the Alpine Trusts.

Interested Trustees & Officers
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Samuel A. Lieber* (50), 2500 Westchester Ave. Purchase, NY 10577	Interested Trustee, Portfolio Manager, and President	Indefinite, since inception	CEO of Alpine Woods Capital Investors, LLC since November 1997. Formerly Senior Portfolio Manager with Evergreen Asset Management Corp. (1985 - 1997).	11	Trustee of each of the Alpine Trusts.
Stephen A. Lieber *** (81) 2500 Westchester Ave. Purchase, NY 10577	Vice President	Indefinite, since inception	Chairman and Senior Portfolio Manager, Saxon Woods Advisors, LLC Since 1999. Formerly President, Evergreen Asset Management Corp. (1971 - 1999). Formerly, Chairman and Chief Executive Officer, Lieber & Company (1969 - 1999).	11	None
Steven C. Shachat (45) 2500 Westchester Ave. Purchase, NY 10577	Vice President and Portfolio Manager	Indefinite, since 2002	Managing Director of Alpine Woods Capital Investors, LLC since September 2002. Formerly, Senior Portfolio Manager with Evergreen Investment Management Corp. (1989-2001).	11	None
Robert W. Gadsden (49), 2500 Westchester Ave. Purchase, NY 10577	Vice President and Portfolio Manager	Indefinite, since 1999	Portfolio Manager and Senior Real Estate Analyst of Alpine Woods Capital Investors, LLC since 1999. Formerly Vice President, Prudential Realty Group (1990-1999).	11	None
Sheldon R. Flamm (58) 2500 Westchester Ave. Purchase, NY 10577	Treasurer and Chief Compliance Officer	Indefinite, since 2002	Chief Financial Officer and Senior Managing Director, Alpine Woods Capital Investors, LLC, since 2001; Chief Financial Officer, Saxon Woods Advisors, LLC, 1999 - Present; Chief Financial Officer, Lieber & Co. a wholly-owned subsidiary of First Union National Bank), 1997 - 1999.	11	None
Oliver Sun (42) 2500 Westchester Ave. Purchase, NY 10577	Secretary	Indefinite, since 2002	Controller of Alpine Management & Research, LLC, 1998 to present.	11	None

*	Denotes Trustees who are “interested persons” of the Trust or Fund under the 1940 Act.
**
In addition to the two portfolios discussed in this SAI, Alpine Woods Capital Investors, LLC manages nine other fund portfolios within the Alpine Trusts. The Trustees oversee each of the eleven portfolios within the five Alpine Trusts.

***	Stephen A. Lieber is the father of Samuel A. Lieber.
****
In addition to the Trust, the Trustees identified in this SAI are members of the Board of Trustees for each of the Alpine Equity Trust, Alpine Series Trust, Alpine Global Dynamic Dividend Fund and Alpine Total Dynamic Dividend Fund (the “Alpine Trusts”).

Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) in the amount of $2,400. Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) which are incurred in connection with attending meetings of the Board of Trustees will also be reimbursed.

COMPENSATION TABLE
Name	Aggregate Compensation from Money Market Fund	Aggregate Compensation from Tax Optimized Fund	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees(1)
Laurence B. Ashkin	$900	$900	$0	$0	$13,800
H. Guy Leibler	$900	$900	$0	$0	$13,800
Jeffrey E. Wacksman	$900	$900	$0	$0	$13,800
Samuel A. Lieber	$0	$0	$0	$0	$0
(1)     These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended October 31, 2006.  The Fund Complex is currently comprised of three separate registrants consisting of nine investment companies.

Trustee Ownership of Fund Shares

As of January 31 2007, Samuel A. Lieber owned 3.06% of the Tax Optimized Fund- Investor Fund Class, 1.34% of the Tax Optimized Fund -Adviser Class, 0.54% of the Municipal Money Market Fund- Adviser Class and 1.50% of the Municipal Money Market Fund -Investor Class. Stephen A. Lieber owned 6.61% of the Municipal Money Market Fund- Investor Class and 58.60% of the Tax Optimized Fund-Investor Class. All other officers and Trustees owned as a group less than 1% of the outstanding shares of the Alpine Tax Optimized Income Fund and Alpine Money Market Income Fund, respectively. Set forth below is the dollar range of equity securities beneficially owned by each Trustee of the Funds as of October 31, 2006:

Amount Invested Key A. $1-$10,000 B. $10,001-$50,000 C. $50,001-$100,000 D. over $100,000

Name	Dollar Range of Alpine Municipal Money Market Fund Shares Owned	Dollar Range of Alpine Tax-Optimized Income Fund Shares Owned	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*

Independent Trustees
Laurence B. Ashkin	—	B	D
H. Guy Leibler	—	—	—
Jeffrey E. Wacksman	—	—	D

Interested Trustees
Samuel A. Lieber	D	D	D

*
Includes holdings of the Funds and Alpine U.S. Real Estate Equity Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each a series of Alpine Equity Trust and holdings of Alpine Dynamic Balance Fund, Alpine Dynamic Dividend Fund and Alpine Financial Services Fund, each a series of Alpine Series Trust.

Other than as set forth in the foregoing table, no Trustee who is not an interested person of the Trust or immediately family member of any such Trustee has, during the two most recently completed calendar years had:

(i)	any securities interest or any other direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or

(ii)	any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $60,000; or

(iii)
any direct or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(A)	the Funds;

(B)	an officer of the Trust;

(C)
an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor;

(D)
an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor;

(E)	the Adviser or the Distributor;

(F)	an officer of the Adviser or the Distributor;

(G)	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor; or

(H)
an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.);

No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where a Trustee who is not an interested person of a Fund or immediate family member of such Trustee, was during the two most recently completed calendar years an officer.

Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
H. Guy Leibler Laurence B. Ashkin Jeffrey E. Wacksman	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	Met twice last year.
Valuation Committee
Members	Description	Meetings
H. Guy Leibler Laurence B. Ashkin Jeffrey E. Wacksman
The Valuation Committee is responsible for
(1) monitoring the valuation of Fund securities and
other investments; and (2) as required, when the Board
of Trustees is not in session, determining the fair value
of illiquid and other holdings after consideration of all
relevant factors, which determinations are reported to
the Board of Trustees.
As necessary. The valuation committee did not meet last year.
Nominating Committee
Members	Description	Meetings
H. Guy Leibler Laurence B. Ashkin Jeffrey E. Wacksman	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time	The valuation committee did not meet last year.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As a result, Stephen A. Lieber could be considered a control person of both Funds. As of February 1, 2007, the following shareholders owned of record or beneficially more than 5 percent of the Alpine Municipal Money Market Fund’s outstanding shares:

ADVISER CLASS

Name and Address	Percentage Ownership	Type of Ownership
First Clearing LLC 15805 Tahoe Houston, TX 77040	62.14%	Record
Connie S Rueve TR 4745 Cerromar Dr Naples, FL 34112-7915	29.81%	Record & Beneficial

INVESTOR CLASS

Name and Address	Percentage Ownership	Type of Ownership
Band & Co. PO Box 1787 Milwaukee, WI 53201-1787	18.65%	Record

Bear Stearns Securities Corp. One Metrotech Center North Brooklyn, NY 11201-3870	12.08%	Record
BIG LOTS Inc. 300 Phillipi Rd Columbus, OH 43228-1310	9.66%	Record
Stephen A. Lieber 2500 Westchester Ave., Suite 215 Purchase, NY 10577	7.33%	Record & Beneficial
Mellon Bank NA One Mellon Center, Suite 400 Pittsburgh, PA 15258-0001	6.52%	Record

As of February 1, 2007, the following shareholders owned of record or beneficially more than 5 percent of the Alpine Tax Optimized Income Fund’s outstanding shares:

ADVISER CLASS

Name and Address	Percentage Ownership	Type of Ownership
National Investor Services 55 Water Street, 32nd Floor New York, NY 10041-3299	92.45%	Record
Robert D Neff Trustee National City Bank Trust Mutual Funds PO Box 94984 Cleveland, OH 44101-4984	6.21%	Record

INVESTOR CLASS

Name and Address	Percentage Ownership	Type of Ownership
Stephen A. Lieber 2500 Westchester Ave., Suite 215 Purchase, NY 10577	58.35%	Record & Beneficial
Constance E. Lieber 2500 Westchester Ave., Suite 215 Purchase, NY 10577	18.94%	Record & Beneficial

CODES OF ETHICS

The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Quasar Distributors, LLC (“Distributor”) has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (Access Persons), as applicable. Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions and holdings. Each Code of Ethics will be included as an exhibit to the Trust’s registration statement.

PROXY VOTING GUIDELINES

The Adviser provides a voice on behalf of shareholders of the Funds. The Adviser views the proxy voting process as an integral part of the relationship with the Funds. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Funds delegate its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Fund’s proxy voting policies are summarized below.

Policies of the Adviser

It is the Adviser’s policy to vote all proxies received by the Funds within a reasonable amount of time of receipt. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Funds’ shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Funds, the Adviser will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;

2.	Disclose the conflict to the Independent Trustees of the Funds and obtain their direction on how to vote the proxy; or

3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Adviser and the Funds, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy. The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

More Information

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888-785-5578 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures is also available by calling 1-888-785-5578 and will be sent within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

INVESTMENT ADVISORY AGREEMENT

The management of the Fund is supervised by the Trustees of the Trust. Alpine Woods Capital Investors, LLC provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement entered into with the Trust (“Advisory Agreement”).

The Adviser, located at 2500 Westchester Avenue, Purchase, New York 10577, is a Delaware limited liability company. It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients. The sole member and controlling person of the Adviser is Mr. Samuel A. Lieber. Mr. Lieber was previously associated with EAM, the former investment adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund, and was primarily responsible for investment advisory services provided to those funds.

The initial Advisory Agreement for the Funds was approved by the Trustees, including a majority of the Independent Trustees, on November 15, 2002 and continues in effect from year to year provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval. The continuances of the Advisory Agreement were approved by the Trust’s Board of Trustees, including a majority of Independent Trustees at a meeting held on December 13, 2005.

Other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may from time to time make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by it to the accounts involved, including each Fund. When two or more clients of the Adviser are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Under the Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund’s portfolio of investments. In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders. The Adviser pays the costs of printing and distributing Prospectuses used for prospective shareholders.

The annual percentage rate and method used in computing the investment advisory fee of the Funds are described in the Prospectus. The advisory fees paid by the Municipal Money Market Fund to the Adviser for the fiscal years ended October 31, 2005 and 2006 were as follows:

Year	Total Fees Accrued by Advisor	(Fees Waived)/ Expenses Absorbed	Balance Paid to Advisor
2006	$1,143,988	$601,239	$542,699
2005	$1,029,823	$574,245	$455,578

The advisory fees paid by the Tax Optimized Income Fund to the Adviser for the fiscal years ended October 31, 2005 and 2006 were as follows:

Year	Total Fees Accrued by Advisor	(Fees Waived)/ Expenses Absorbed	Balance Paid to Advisor
2006	$340,898	$139,078	$201,820
2005	$366,768	$148,232	$218,536

The Advisory Agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of the Fund’s outstanding shares, by a vote of a majority of the Trustees or by the Adviser. The Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

PORTFOLIO MANAGER

Steven C. Shachat is the portfolio manager responsible for the day-to-day management of the Funds. The following table shows the number of other accounts managed by Mr. Shachat and the total assets in the accounts managed within various categories.

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	2	$411 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest. Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, Mr. Shachat will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Shachat. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The portfolio manager’s compensation is made up of a fixed salary amount which is not based on the value of the assets in the Funds’ portfolios. Any bonuses received by the portfolio manager are based on the Funds’ after-tax performance.

Securities Owned in the Funds by Portfolio Manager. As of October 31, 2006, the portfolio manager owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, Over $100,000)		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
	Money Market	Tax Optimized
Steven C. Shachat	$1 - $10,000	$1 - $10,000	$1 - $10,000

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the “Agreement”), among the Trust, Adviser and Distributor dated September 22, 2003. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and is an affiliate of U.S. Bancorp Fund Services, LLC, the Fund’s administrator. Shares of the Funds are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Funds shares, will use its best efforts to distribute the Fund’s shares.

Distribution and Shareholder Servicing Plan

The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Adviser class of the Funds in connection with the distribution of shares as follows:

Adviser Class	12b-1 and Shareholder Servicing fee (as a % of average daily net assets)
Alpine Municipal Money Market Fund	0.25%
Alpine Tax Optimized Income Fund	0.25%

Payments may be made by the Adviser class of shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors ; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds (or class) may finance without the Plan, the Adviser Class may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Fund’s expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments. During the fiscal year ended October 31, 2006, the Funds paid the following Rule 12b-1 fees, all of which were paid to the Distributor:

Adviser Class	12b-1 and Shareholder Servicing fee
Alpine Municipal Money Market Fund	$3,261
Alpine Tax Optimized Income Fund	$323

The Adviser may pay out of its own legitimate profits similar amounts to investors or sellers of the Funds’ shares.

Anticipated Benefits to the Fund

The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Adviser Class and its shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of the Adviser Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Adviser Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Adviser Class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell Adviser Class shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of Adviser Class assets to finance distribution of Adviser Class shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Adviser Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

SERVICE PROVIDERS

The Trust has entered into a series of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as transfer agent to the Funds. USBFS’s address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Funds’ registration statement under federal and state securities laws. USBFS also serves as administrator to the Funds.

U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”), whereby the Custodian provides custody services on behalf of the Funds and receives fees from the Funds on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated September 22, 2003, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds’ expense accruals and performing securities valuations and, from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions. Pursuant to the Funds’ Administration Servicing Agreement, USBFS is entitled to receive from the Funds a fee, computed daily and payable monthly. From January 1, 2003 to September 21, 2003, the Fund’s previous administrator was Cadre Financial Services, Inc. (the “Previous Administrator”).

As of the fiscal year ended October 31, 2006, the Funds had the following in combined administration fees from both USBFS and the Previous Administrator:

Administration Fees Paid
Municipal Money Market
2006	$23,647
2005	$23,143
2004	$46,059

Administration Fees Paid
Tax Optimized Income
2006	$4,420
2005	$5,029
2004	$29,823

SHAREHOLDER ACCOUNTS

Purchasing Shares

As described under “How to Buy Shares” in the Prospectus, shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Funds’ shares. Net asset value is computed once daily for each Fund, on each day on which the Federal Reserve Bank of New York is open for business. See “Determination of Net Asset Value.”

Redeeming Shares

Redemption proceeds are normally paid as described in the Prospectus. However, the payment of redemption proceeds by the Funds may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (SEC), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by a Fund may be made in whole or in part by a distribution in-kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in-kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in-kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-l under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

Exchange Privilege

As described under “Exchange Privilege” in the Funds’ Prospectus, shareholders of each Fund may exchange their shares of that Fund for shares of the other Fund, based upon the relative net asset values per share of the Funds at the time the exchange is effected.

You may only exchange Adviser Class shares for Adviser Class shares and Investor Class shares for Investor Class shares. The Funds may modify or terminate the exchange privilege at any time.

Determination of Net Asset Value

The Prospectus describes the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, normally as of 4:00 p.m. (Eastern time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year’s Day; Martin Luther King Jr. Day (third Monday in January); Presidents’ Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

The value of a Fund’s net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined.

In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by Alpine Municipal Money Market Fund. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for Alpine Municipal Money Market Fund. However, no assurance can be given that the Fund will be able to maintain stable share prices.

Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by Alpine Municipal Money Market Fund will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

In order to use the amortized cost method of valuation, Alpine Municipal Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

In addition, procedures have been adopted by the Board which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Alpine Municipal Money Market Fund as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken. The Board will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in-kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

An example of how the Alpine Tax Optimized Fund calculated its net asset value per share as of October 31, 2006 is as follows:

Tax Optimized Income Fund - Investor Class

$45,260,354	=	$10.05
4,505,355

Tax Optimized Income Fund - Advisor Class

$408,535	=	$10.10
40,449

PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser, subject to the supervision of the Trustees. It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

In placing orders for the purchase and sale of investments for the Funds, the Adviser places transactions with those brokers and dealers who they believe provide the most favorable prices and which are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit a Fund directly. While such services are useful and important in supplementing their own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce their expenses.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Funds’ portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Funds’ Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a duty of confidentiality, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants and any other entity are subject to these restrictions.

In addition, the Funds’ service providers, such as, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires that the approval of the Adviser. The Adviser will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and its shareholders. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

TAXES

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund. This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Distributions of net investment income

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividends) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income. Distributions designated by a Fund as deriving from net gains on securities, including securities that generate tax-exempt income, held for more than one year will generally be taxable to shareholders as long-term capital gain, without regard to how long a shareholder has held shares of the Fund. Long-term capital gain rates applicable to individuals have been temporarily reduced for taxable years beginning before January 1, 2011. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as qualified dividend income will be taxed in the hands of individuals at the rate applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Information on the amount and tax character of distributions

The Funds will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions and dividends generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the pervious year.

Election to be taxed as a regulated investment company

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trustees reserve the right not to maintain the qualification of the Fund as a RIC if they determine such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. To qualify as a RIC a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income from interests in “qualified publicly traded partnerships” (as defined in the Code); (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (i) any one issuer; (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (iv) distribute at least 90% of its investment company taxable income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

Excise tax distribution requirements

To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions and Exchanges of Fund shares

Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Alpine Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Redemptions at a loss within six months of purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash sales

All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before the redemption of the loss shares and ending 30 days after the loss shares redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. government securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations

If you are a corporate shareholder, a percentage of the dividends to be paid by certain Funds for the most recent fiscal year may qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Original Issue Discount, Market Discount, and Acquisition Discount

Some debt obligations that a Fund may invest in could be subject to special rules imposed by the Code, such as original issue discount, market discount or acquisition discount. You should consult with your tax advisor with respect to the tax consequences of such special rules.

ADDITIONAL TAX INFORMATION

The tax information described in section above applies to the Tax Optimized Income Fund, except as noted in this section.

Exempt-interest dividends

By meeting certain requirements of the Code, the Tax Optimized Income Fund will qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from taxable income

The Tax Optimized Income Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Optimized Income Fund from such income will be taxable to you as ordinary income, and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Tax Optimized Income Fund shares or receive them in cash.

Information on the amount and tax character of distributions

The Tax Optimized Income Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Tax Optimized Income Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Tax Optimized Income Fund in December but paid in January are taxed to you as if paid in December.

Dividends-received deduction for corporations

Because the Tax Optimized Income Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Treatment of private activity bond interest

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Tax Optimized Income Fund.

Loss of status of securities as tax-exempt

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Tax Optimized Income Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

PERFORMANCE INFORMATION

Calculation of Yield. The yield calculation reflected in the Prospectus is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change.

Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund. The Adviser has voluntarily agreed to waive its fees and to reimburse certain expenses of each Fund. The yield quoted will reflect the effect of this fee waiver and reimbursement of expenses without which the yield would be lower.

Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Effective yield = [(base period return + 1) 365/7] - l

The tax equivalent yield of the shares of Alpine Municipal Money Market Fund is computed by dividing that portion of the yield of the Fund (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. The effective yield for the Municipal Money Market Fund for the fiscal period ended October 31, 2006 was as follows:

Tax-exempt Effective Yield
Alpine Municipal Money Market Fund - Advisor Class	3.58%
Alpine Municipal Money Market Fund - Investor Class	3.83%

Calculation of Total Return. The Funds may also disseminate quotations of their average annual total return and other total return data from time to time. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.

TOTAL RETURN

Average annual total return quotations used in the Prospectus are calculated according to the following formula:

Return Before Taxes

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Return After Taxes on Distributions

P(1 + T)n = ATVD

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Shares

P(1 + T)n = ATVDR

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

Alpine Tax Optimized Income Fund may publish quotations of “yield” and “tax equivalent yield” in the Prospectus.

The yield of Alpine Tax Optimized Income Fund is computed by dividing its net investment income (determined in accordance with the following SEC formula) earned during a recent 30-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then they are annualized. Yield will be calculated using the following SEC formula:

The SEC standardized yield formula is as follows:

YIELD = 2 [(a-b + 1)6 - 1]
  cd

Where:

a = dividends and interest earned during the period.
b = expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d = the maximum offering price per share on the last day of the period.

The tax equivalent yield is calculated by determining that portion of the yield of the Fund, computed by dividing the yield of the Fund (as computed above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.

Tax equivalent effective yield is computed in the same manner as tax equivalent yield, except that effective yield is substituted for yield in the calculation.

Yield and total return quotations are based upon the historical performance of the Funds and are not intended to indicate future performance. The yield and total return of the Funds fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds’ expenses.

GENERAL INFORMATION

Capitalization and Organization

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of the Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Delaware. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately. In addition the Trustees may, in the future, create additional classes of shares of a Fund. Except for the different distribution related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

Under the Trust’s Declaration of Trust (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Funds. A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares. The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.

Trustee and Officer Liability. Under the Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification, which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

Shareholder Liability. Under Delaware law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder’s investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm of the Trust. The independent registered public accounting firm is responsible for auditing the financial statements of the Funds and providing other services approved by the Audit Committee of the Board. The selection of the independent registered public accounting firm is approved annually by the Audit Committee of the Board.

Legal Counsel. Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174 serves as counsel to the Trust.

APPENDIX A - - DESCRIPTION OF SECURITY RATINGS

Standard & Poor’s Corporate And Municipal Bonds

AAA - - Debt rated AAA have the highest ratings assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

C - - An obligation rated CC is currently highly vulnerable to nonpayment.

C - - The C Rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Commercial Paper, Including Tax Exempt

A - - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

SP-1 - - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor’s and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

SP-2 - - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

Moody’s Corporate And Municipal Bonds

Aaa - - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - - Bonds which are rated Aa are judged to be a high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection or interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper, Including Tax Exempt

PRIME-1 - - Issues rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries
•	High rates of return on funds employed.
•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1 - - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody’s for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - - MIG-2 rated notes are of high quality but the margins of protection not as large as MIG-1.

MIG 3 - - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 - - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present, and although not distinctly or predominantly speculative, there is specific risk.

ALPINE INCOME TRUST
PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

Number Description

(a)	Declaration of Trust, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(b)	By-Laws, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws

(d)
Form of Investment Advisory Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(e)
Distribution Agreement with Quasar Distributors, LLC, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference)

(f)	Bonus or Profit Sharing Contracts - Not Applicable.

(g)
Form of Custody Agreement with U.S. Bank, National Association, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Accounting Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference

(ii)
Prospect Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference

(iii)
Expense Limitation Agreement between Registrant on behalf of Alpine Municipal Money Market Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference

(iv)
Expense Limitation Agreement between Registrant on behalf of Alpine Tax Optimized Income Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference

(v)	Power of Attorney

(1) Previously filed with the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A on September 10, 2003 and is incorporated by reference.

(2) Previously filed with the Registrant’s Post-Effective Amendment No.7 to its Registration Statement on Form N-1A on March 1, 2005 and is incorporated by reference.

(vi)
Administration Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference.

(vii)
Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference.

(i)	Consent of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements - Not Applicable.

(l)
Initial Capital Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(m)	(i)
Distribution Plan of Adviser Class Shares of the Alpine Tax Optimized Income Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference.

(ii)
Distribution Plan of Adviser Class Shares of the Alpine Municipal Money Market Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference.

(n)
Multiple Class Plan for Alpine Income Trust, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 5, 2003 and is incorporated by reference.

(o)	Reserved

(p)
Joint Code of Ethics of Registrant and Alpine Management & Research, LLC, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

As of October 31, 2003, Stephen A. Lieber owned more than 25% of the shares of Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund and may therefore be presumed to control the Registrant as that term is defined in the Investment Company Act of 1940.

ITEM 25. INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant’s Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, Trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant.

Registrant intends to maintain an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See “Management of the Fund” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statement of Additional Information constituting Part B of this Registration Statement.

The information required by this item with respect to Alpine Woods Capital Investors, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Woods Capital Investors, LLC.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)   Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds

Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	The MP 63 Fund, Inc.
Buffalo Funds	MUTUALS.com
Buffalo Balanced Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo High Yield Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas High Income Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas II, Inc.
Country Mutual Funds Trust	Nicholas Limited Edition, Inc.
Cullen Funds Trust	Nicholas Money Market Fund, Inc.
Everest Funds	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prudent Bear Funds, Inc.
The Glenmede Fund, Inc.	The Purisima Funds
The Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Trust
Harding, Loevner Funds, Inc.	Skyhawk Small Cap Fund
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

ITEM 29. MANAGEMENT SERVICES
Not Applicable

ITEM 30. UNDERTAKINGS
Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase, and State of New York on the 27th day of February, 2007.

ALPINE INCOME TRUST

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on February 27, 2007.

SIGNATURES	TITLE

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee (Principal Executive Officer)

Sheldon R. Flamm * Sheldon R. Flamm	Treasurer (Principal Financial Officer)

Laurence B. Ashkin* Laurence B. Ashkin	Trustee

H. Guy Leibler* H. Guy Leibler	Trustee

Jeffrey Wacksman* Jeffrey Wacksman	Trustee

* /s/Samuel A. Lieber
Samuel A. Lieber

Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-
Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on
September 10, 2003 and incorporated by reference and Power of Attorney filed on
February 28, 2005.

ALPINE INCOME TRUST

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	EX.99.i
Consent of Independent Registered Public Accounting Firm	EX.99.j